Average Annual Total Returns - First Trust Japan AlphaDEX Fund	First Trust Japan AlphaDEX Fund 1 Year	First Trust Japan AlphaDEX Fund 5 Years	First Trust Japan AlphaDEX Fund Since Inception	First Trust Japan AlphaDEX Fund Inception Date	First Trust Japan AlphaDEX Fund After tax on distributions 1 Year	First Trust Japan AlphaDEX Fund After tax on distributions 5 Years	First Trust Japan AlphaDEX Fund After tax on distributions Since Inception	First Trust Japan AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Japan AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Japan AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® Japan Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ AlphaDEX® Japan Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ AlphaDEX® Japan Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ Japan Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ Japan Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ Japan Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Japan Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Japan Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Japan Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	1.71%	3.41%	4.03%	Apr. 18, 2011	1.27%	2.71%	3.47%	0.99%	2.32%	2.91%	2.66%	[1]	3.91%	[1]	[1]	12.02%	[1]	8.31%	[1]	[1]	14.48%	8.65%	7.58%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.